ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2024
Parent Company [Member]
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY
STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS
(In thousands, except share and per share data)

	December 31,
	2024	2023
ASSETS
Current assets:
Cash and cash equivalents	$28	$28
Receivables from a subsidiary	8,536	6,330
Prepaid expenses and other current assets	23	3

Total current assets	8,587	6,361

Investments in subsidiaries	592,643	668,012

Total assets	$601,230	$674,373

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$304	$1,503
Payables to affiliated companies	338	346
Payables to subsidiaries	9,853	6,420

Total current liabilities	10,495	8,269

Total liabilities	10,495	8,269

Shareholders’ equity:
Class A ordinary shares, par value $0.0001; 1,927,488,240 shares authorized; 770,352,700 shares issued and outstanding	77	77
Class B ordinary shares, par value $0.0001; 72,511,760 shares authorized; 72,511,760 shares issued and outstanding	7	7
Additional paid-in capital	2,477,359	2,477,359
Accumulated other comprehensive income (losses)	8,701	(12,656)
Accumulated losses	(1,895,409)	(1,798,683)

Total shareholders’ equity	590,735	666,104

Total liabilities and shareholders’ equity	$601,230	$674,373

STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF OPERATIONS
(In thousands)

	$		$		$
	Year Ended December 31,
	2024		2023		2022
Operating revenues		$—		$—		$—
Operating costs and expenses		(119)		—		(12)

Operating loss		(119)		—		(12)

Non-operating expenses:
Foreign exchange gains (losses), net		3		(2)		(2)
Other income, net		116		—		—
Share of results of subsidiaries		(96,726)		(133,515)		(326,437)

Total non-operating expenses		(96,607)		(133,517)		(326,439)

Loss before income tax		(96,726)		(133,517)		(326,451)
Income tax expense		—		—		—

Net loss		$(96,726)		$(133,517)		$(326,451)

STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
(In thousands)

	$		$		$
	Year Ended December 31,
	2024		2023		2022
	$		$		$
Net loss		$(96,726)		$(133,517)		$(326,451)
Other comprehensive income (loss):
Foreign currency translation adjustments		21,357		(985)		(5,535)

Other comprehensive income (loss)		21,357		(985)		(5,535)

Total comprehensive loss		$(75,369)		$(134,502)		$(331,986)

STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF CASH FLOWS
(In thousands)

	$		$		$
	Year Ended December 31,
	2024		2023		2022
	$		$		$

Cash flows from operating activities:
Net cash provided by operating activities		$—		$1		$830

Cash flow from an investing activity:
Capital contribution to a subsidiary		—		—		(300,000)

Cash used in an investing activity		—		—		(300,000)

Cash flow from a financing activity:
Net proceeds from issuance of shares		—		—		299,159

Cash provided by a financing activity		—		—		299,159

Increase (decrease) in cash and cash equivalents		—		1		(11)
Cash and cash equivalents at beginning of year		28		27		38

Cash and cash equivalents at end of year		$28		$28		$27